Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14090
Entity Registrant Name	Eni SpA
Entity Incorporation, State or Country Code	L6
Entity Address, Address Line One	1, piazzale Enrico Mattei
Entity Address, Postal Zip Code	00144
Entity Address, City or Town	Roma
Entity Address, Country	IT
Entity Common Stock, Shares Outstanding	3,375,937,893
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001002242
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers SpA
Auditor Location	Rome, Italy
Auditor Firm ID	30
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	Francesco Esposito
Entity Registrant Name	Eni SpA
Entity Address, Address Line One	1, piazza Ezio Vanoni
Entity Address, Postal Zip Code	20097
Entity Address, City or Town	San Donato Milanese (Milano)
Entity Address, Country	IT
City Area Code	39
Local Phone Number	02 52061632
Contact Personnel Fax Number	06 59822575
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Shares
Trading Symbol	E
Security Exchange Name	NYSE
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true